Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficiency) - USD ($)	Members Equity Deficiency [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Titan Trucking LLC [Member]
Balance at Dec. 31, 2020									$ (1,450,329)
Net Income (loss)									(588,050)
Balance at Dec. 31, 2021	$ (2,038,379)							$ (2,038,379)	(2,038,379)
Balance, shares at Dec. 31, 2021
Net Income (loss)	494,127							494,127
Balance at Mar. 31, 2022	(1,544,252)							(1,544,252)
Balance, shares at Mar. 31, 2022
Balance at Dec. 31, 2021	(2,038,379)							(2,038,379)	(2,038,379)
Balance, shares at Dec. 31, 2021
Net Income (loss)								(123,763)
Balance at Sep. 30, 2022	1,500,308							(1,500,308)
Balance, shares at Sep. 30, 2022
Balance at Dec. 31, 2021	(2,038,379)							(2,038,379)	(2,038,379)
Balance, shares at Dec. 31, 2021
Net Income (loss)									(658,663)
Contributions									5,223,146
Balance at Dec. 31, 2022	2,526,104							2,526,104	2,526,104
Balance, shares at Dec. 31, 2022
Balance at Mar. 31, 2022	(1,544,252)							(1,544,252)
Balance, shares at Mar. 31, 2022
Net Income (loss)	(340,761)							(340,761)
Balance at Jun. 30, 2022	(1,885,013)							(1,885,013)
Balance, shares at Jun. 30, 2022
Net Income (loss)	(277,129)							(277,129)
Member contribution	3,662,450							3,662,450
Balance at Sep. 30, 2022	1,500,308							(1,500,308)
Balance, shares at Sep. 30, 2022
Balance at Dec. 31, 2022	2,526,104							2,526,104	2,526,104
Balance, shares at Dec. 31, 2022
Settlement of note due to contribution	170,000							170,000
Net Income (loss)	(664,601)							(664,601)
Balance at Mar. 31, 2023	2,031,503							2,031,503
Balance, shares at Mar. 31, 2023
Balance at Dec. 31, 2022	2,526,104							2,526,104	$ 2,526,104
Balance, shares at Dec. 31, 2022
Net Income (loss)								(142,155,870)
Balance at Sep. 30, 2023				$ 63	$ 1,513	154,002,798	(142,155,870)	11,848,504
Balance, shares at Sep. 30, 2023				630,900	15,134,545
Balance at Mar. 31, 2023	2,031,503							2,031,503
Balance, shares at Mar. 31, 2023
Net Income (loss)							(22,904,048)	(22,904,048)
Effect of reverse acquisition	(2,031,503)		$ 147	$ 63	$ 3,395	30,088,068	(664,601)	27,395,569
Effect of reverse acquisition, shares			1,470,135	630,900	33,952,778
Share-based compensation				$ 7	$ 30	5,588,170		5,588,207
Share-based compensation, shares				70,100	300,000
Balance at Jun. 30, 2023			$ 147	$ 70	$ 3,425	35,676,238	(23,568,649)	12,111,231
Balance, shares at Jun. 30, 2023			1,470,135	701,000	34,252,778
Net Income (loss)							(118,587,221)	(118,587,221)
Share-based compensation						2,278		2,278
Cancelation of Series C Preferred Stock for options				$ (7)		7
Cancelation of Series C Preferred Stock for options, shares				(70,100)
Exchange of debt, preferred stock and common stock for common stock rights			$ (147)		$ (1,912)	118,324,275		118,322,216
Exchange of debt, preferred stock and common stock for common stock rights, shares			(1,470,135)		(19,118,233)
Balance at Sep. 30, 2023				$ 63	$ 1,513	$ 154,002,798	$ (142,155,870)	$ 11,848,504
Balance, shares at Sep. 30, 2023				630,900	15,134,545